SECURITIES, Amortized Cost and Fair Value Securities Available for Sale Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	$ 21,244
Maturing after one year but within five years	79,837
Maturing after five years but within ten years	76,454
Maturing after ten years	233,494
Amortized cost	411,029
U.S. agency residential mortgage-backed	340,224
U.S. agency commercial mortgage-backed	6,869
Private label mortgage-backed	41,429
Other asset backed	252,596
Amortized cost	1,052,147	$ 513,668
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	21,412
Maturing after one year but within five years	82,725
Maturing after five years but within ten years	80,060
Maturing after ten years	239,175
Total available-for-sale securities fair value	423,372
U.S. agency residential mortgage-backed	344,582
U.S. agency commercial mortgage-backed	7,195
Private label mortgage-backed	42,829
Other asset backed	254,181
Total	$ 1,072,159	$ 518,400